Schedule of investments
Delaware Ivy Managed International Opportunities Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.44%
Delaware Ivy Global Equity Income Fund Class R6	871,234	$ 10,176,012
Delaware Ivy International Core Equity Fund Class R6	2,765,328	47,425,375
Delaware Ivy International Small Cap Fund Class R6	533,781	4,996,191
Delaware Ivy International Value Fund Class R6	1,055,098	15,752,614
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	1,303,293	26,508,982
Total Affiliated Mutual Funds (cost $95,962,820)		104,859,174

Short-Term Investments — 1.53%
Money Market Mutual Fund — 1.53%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	1,617,640	1,617,640
Total Short-Term Investments (cost $1,617,640)		1,617,640

Total Value of Securities—100.97% (cost $97,580,460)		106,476,814
Liabilities Net of Receivables and Other Assets—(0.97%)		(1,024,612)
Net Assets Applicable to 10,553,046 Shares Outstanding—100.00%		$105,452,202
NQ-IV039 [6/22] 8/22 (2352503)    1